RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets
SCHEDULE OF BALANCE SHEET CLASSIFICATION

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of December 31,
	2025	2024
	US$’000	US$’000

Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	833	507
Operating lease, right-of-use asset, net	1,294	774

Total right-of-use asset	2,127	1,281

Liabilities
Current:
Finance lease liabilities	2,529	4,017
Operating lease liabilities	907	564

Lease liabilities current	3,436	4,581

Non-current:
Finance lease liabilities	2,582	4,460
Operating lease liabilities	401	226

Lease liabilities non-current	2,983	4,686

Total lease liabilities	6,419	9,267

SCHEDULE OF LEASE EXPENSE

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the financial years.

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Finance lease cost:
Interest on lease liabilities	29	36	97

Operating lease cost:
Operating lease expense	845	812	866
Short-term lease expense	120	444	44

Total lease expense	965	1,256	910

SCHEDULE OF FUTURE OF LEASE LIABILITIES

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Financial Years ending December 31,	Operating and finance lease amount
US$’000

2026	3,705
2027	3,323
Less: interest	(609)

Present value of lease liabilities	6,419

Representing:
Current liabilities	3,436
Non-current liabilities	2,983

6,419